SUPPLEMENTAL FINANCIAL INFORMATION (Details 4) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Statement [Line Items]
Employee benefit expense	$ (12,315)	$ (9,267)
Share-based Compensation
Statement [Line Items]
Employee benefit expense	(2,832)	(1,827)
Salaries and Short-term Employee Benefits
Statement [Line Items]
Employee benefit expense	(9,358)	(7,405)
Termination Benefits
Statement [Line Items]
Employee benefit expense	$ (125)	$ (35)